Loss Per Share Attributable to Owners of the Controlling Company - Summary of Basic Earnings per Share (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic earnings per share [abstract]
Loss attributable to owners of the Controlling Company	₩ (89,342)	₩ (2,829,705)	₩ (207,239)
Weighted-average number of common stocks outstanding	357,815,700	357,815,700	357,815,700
Basic loss per share	₩ (250)	₩ (7,908)	₩ (579)